Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Other Intangible Assets, Net
Note 9. Other Intangible Assets, Net
Other intangible assets consisted of the following:

	December 31, 2023			December 31, 2022
	Carrying Amount, net of Impairment	Accumulated Amortization	Net book value	Carrying Amount, net of Impairment	Accumulated Amortization	Net book value
	(U.S. $ in thousands)
Developed technology	$403,180	$(300,780)	$102,400	$387,603	$(283,671)	$103,932
Patents	19,396	(10,246)	9,150	17,508	(8,970)	8,538
Trademarks and trade names	22,286	(15,936)	6,350	16,278	(14,030)	2,248
Customer relationships	102,520	(92,639)	9,881	93,609	(86,925)	6,684
Capitalized software development costs	4,367	(4,367)	—	7,066	(7,066)	—
	$551,749	$(423,968)	$127,781	$522,064	$(400,662)	$121,402

Amortization expenses
Amortization expense relating to intangible assets for the years ended December 31, 2023, 2022 and 2021, was approximately $26.5 million, $37.1 million and $31.3 million, respectively.
As of December 31, 2023, estimated future amortization expense relating to definite life intangible assets for each of the next five years and thereafter were as follows:

Estimated amortization expenses
Year ending December 31,	(U.S. $ in thousands)
2024	$23,476
2025	21,000
2026	20,923
2027	20,083
2028	15,927
2029 and Thereafter	26,372
Total	$127,781

No impairment charges were recorded during 2023, 2022 and 2021.